File Number:
84-1100
For the reporting period ended December 31, 2004

05042461

RECEIVED MAR 3 1 2005 PROCESSING SECTION 213 WASH. D.C.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Goldman, Sachs & Co.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Boston Financial Data Services, Inc.	84-0896
DST Systems Inc.	84-0448
State Street Bank & Trust Co.	85-5003
National Financial Data Services Inc.	84-1078

PROCESSED APR 25 2005 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

SEC 2113 (12-00)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
- ☐ Comptroller of the Currency
- ☐ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☐ Yes, filed amendment(s)
- ☒ No, failed to file amendment(s)
- ☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:
During the reporting period, notification of applicable events was not filed via TA-1 amendments; however, to our knowledge, information regarding those events was filed on the Registrant's Form BD. The Registrant is in the process of filing appropriate amendments to its Form TA-1.

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 88,065

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 520,674

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 492,340

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
		100%			

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:			284			
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 281
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 246
      ii. amount (in dollars) $1,948,927,481.61

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues		0
ii. Market value (in dollars)		0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

      ☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

      N/A, due to answer in 8b

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

      ☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

      i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... N/A

      ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... N/A

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 5,286,512
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 1,886

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
1st Quarter	147	43
2nd Quarter	179	88
4th Quarter	337	103

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 12

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: Kerry K. Daniels	Title: V.P. Telephone number: (312)655-4451
Name of Official responsible for Form: (First name, Middle name, Last name) Kerry K. Daniels	Date signed (Month/Day/Year): 3/30/05

File Number 84-1100	Supplement to Form TA-2
For the reporting period ended December 31, 2004	Full Name of Registrant Goldman, Sachs & Co.

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
N/A	

Goldman, Sachs & Co. | 4900 Sears Tower | Chicago, Illinois 60606
Tel: 800-621-2553

Asset Management Division

Goldman Sachs

March 30, 2005

SEC MAIL RECEIVED MAR 31 2005 WASH. D.C. 213 SECTION

Securities and Exchange Commission
450 5th Street
Washington, D.C. 20549-0013

Re: File Number 84-1100

Ladies and Gentlemen:

Attached is a manually signed copy of the TA-2 together with two photocopies of same. If you require additional information, please contact Kerry Daniels at 312-655-4451 or Howard Surloff at 212-902-3309.

Also enclosed is a copy of this letter, which we would appreciate being acknowledged and returned in the attached pre-paid self-addressed envelope.

Sincerely,

Kerry Daniels

Kerry Daniels